PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND

                       Supplement dated March 17, 2000 to
                        Prospectus dated October 29, 1999

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the fund will be 5.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the fund. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The prospectus is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for calendar year periods) for the fund based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information on page 3 in the current prospectus. All other performance information contained in the current prospectus remains unchanged.

------------------------------------------------------------------------- ------------------ ------------------ -------------------
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/98)(1)                 ONE YEAR          FIVE YEARS          TEN YEARS
------------------------------------------------------------------------- ------------------ ------------------ -------------------
Class A Shares                                                                 23.67%             13.30%              10.79%
------------------------------------------------------------------------- ------------------ ------------------ -------------------

     (1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the fund's Class A shares.

The "Fund Expenses" tables on page 4 of the current prospectus is amended to reflect that the maximum sales charge (load) imposed on purchases of Class A Shares, as a percentage of the offering price, is 5.75%.

The first of the Example tables in the current prospectus on pages 4 and 5 is amended as follows:

---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
                                                                1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
Class A Shares                                              $714              $1,077            $1,322           $2,210
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------

All other information contained in the Example tables remains unchanged.

Under the heading "Sales Charges: Class A Shares" on page 12 of the current prospectus, the first sentence is amended to read: "If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested)." The remainder of that paragraph remains unchanged.

The table under the heading "Sales Charge you may pay to purchase Class A Shares" on page 13 of the current prospectus is replaced in its entirety by the following:

                                                                                   SALES CHARGES AS A PERCENTAGE OF
                                                                                   --------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE                                      OFFERING PRICE             NET AMOUNT INVESTED
---------------------------------------                                      --------------             -------------------
Under $50,000                                                                     5.75%                        6.10%
$50,000 but under $100,000                                                        4.75%                        4.99%
$100,000 but under $250,000                                                       3.75%                        3.90%
$250,000 but under $500,000                                                       2.75%                        2.83%
$500,000 but under $1,000,000                                                     2.00%                        2.04%
$1,000,000 or more                                                                None                          None

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.

PXP 691/SC (3/00)

                  PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND

                       Supplement dated March 17, 2000 to
          Statement of Additional Information dated October 29, 1999, as supplemented January 10, 2000

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the funds will be 5.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the fund. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The Statement of Additional Information is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for fiscal year periods) for each of the funds based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information under the heading "Performance Information" on page 5, paragraph 4, of the current Statement of Additional Information. All other performance information contained in the current Statement of Additional Information remains unchanged.

------------------------------------------------------------------------- ---------------- ---------------- -----------------
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 6/30/99)(1)                 ONE YEAR        FIVE YEARS        TEN YEARS
------------------------------------------------------------------------- ---------------- ---------------- -----------------
Class A Shares                                                                 2.64%           14.62%            11.11%
------------------------------------------------------------------------- ---------------- ---------------- -----------------

     (1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the fund's Class A shares.

Under the heading "Performance Information" of the current Statement of Additional Information on page 5, the third and fourth sentences in paragraph 5 are amended to read as follows: "Calculation of aggregate total return reflects payment of the Class A Shares' maximum sales charge of 5.75% and assumes reinvestment of all income dividends and capital gain distributions during the period. Based on the foregoing, the Class A Share's aggregate total return quotation for the period commencing May 13, 1960 and ending June 30, 1999 was 3,292.03%." The remainder of that paragraph remains unchanged.

The table under the heading "Dealer Concessions" on page 16 of the current Statement of Additional Information is replaced in its entirety by the following:

                                                       SALES CHARGES AS A PERCENTAGE OF                DEALER DISCOUNT AS A
                                                       --------------------------------                --------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE            OFFERING PRICE        NET AMOUNT INVESTED       PERCENTAGE OF OFFERING PRICE
---------------------------------------            --------------        -------------------       ----------------------------
Under $50,000                                           5.75%                  6.10%                         5.25%
$50,000 but under $100,000                              4.75%                  4.99%                         4.25%
$100,000 but under $250,000                             3.75%                  3.90%                         3.25%
$250,000 but under $500,000                             2.75%                  2.83%                         2.25%
$500,000 but under $1,000,000                           2.00%                  2.04%                         1.75%
$1,000,000 or more                                      None                   None                          None


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT
                 OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 691B/SC (3/00)